Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital Common [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Deficit [Member]	Attributable to shareholders of the Company [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2023	$ 455,548	$ 52,936	$ 8,325	$ (458,208)	$ 58,601	$ 18,782	$ 77,383
Balance, shares at Dec. 31, 2023	87,476
Net loss for the year	$ 0	0	0	(45,065)	(45,065)	(3,939)	(49,004)
Other comprehensive income (loss) for the year	0	0	6,101	1,019	7,120	680	7,800
Contribution from non-controlling interests	0	0	0	0	0	2,762	2,762
Equity offering, net	$ 3,171	1,855	0	0	5,026	0	5,026
Equity offering, net, shares	10,460
Non-brokered private placements	$ 9,243	0	0	0	9,243	0	9,243
Non-brokered private placements, shares	11,245
Private placement of subscription receipts	$ 33,431	0	0	0	33,431	0	33,431
Private placement of subscription receipts, shares	50,000
Acquisition of non-controlling interests	$ 64,466	0	0	(80,087)	(15,621)	(18,285)	(33,906)
Acquisition of non-controlling interests, shares	68,000
Common shares issued	$ 242	0	0	0	242	0	242
Common shares issued, shares	365
Warrants issued	$ 0	527	0	0	527	0	527
Retraction of convertible debenture	$ 6,629	(69)	0	0	6,560	0	6,560
Retraction of convertible debenture, shares	9,219
Share-based payments	$ 0	1,454	0	0	1,454	0	1,454
Exercise of warrants	$ 802	(182)	0	0	620	0	620
Exercise of warrants, shares	1,015
Balance at Dec. 31, 2024	$ 573,532	56,521	14,426	(582,341)	62,138	0	62,138
Balance, shares at Dec. 31, 2024	237,780
Net loss for the year	$ 0	0	0	(87,446)	(87,446)	0	(87,446)
Other comprehensive income (loss) for the year	0	0	(967)	1,041	74	0	74
Acquisition of Crescent	$ 64,387	0	0	0	64,387	0	64,387
Acquisition of Crescent, shares	11,138
Non-brokered private placements	$ 19,764	571	0	0	20,335	0	20,335
Non-brokered private placements, shares	11,664
Bought deal private placements	$ 126,899	0	0	0	126,899	0	126,899
Bought deal private placements, shares	33,063
Common shares issued	$ 2,984	0	0	0	2,984	0	2,984
Common shares issued, shares	2,330
Conversion of convertible debenture	$ 11,526	(484)	0	0	11,042	0	11,042
Conversion of convertible debenture, shares	12,923
Share-based payments	$ 0	12,063	0	0	12,063	0	12,063
Exercise of options, warrants, and other share units	$ 13,490	(4,349)	0	0	9,141	0	9,141
Exercise of options, warrants, and other share units, shares	11,521
Balance at Dec. 31, 2025	$ 812,582	$ 64,322	$ 13,459	$ (668,746)	$ 221,617	$ 0	$ 221,617
Balance, shares at Dec. 31, 2025	320,419